Property, plant and equipment (Schedule of Property Plant and Equipment) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		₪ 47,683
Changes during
Ending Balance		66,586	$ 18,359	[1]	₪ 47,683
Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		99,216			87,245
Changes during
Additions		23,546			13,350
Dispositions		(540)			(1,379)
Ending Balance		122,222			99,216
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		47,683	13,546
Changes during
Ending Balance		66,586	18,359		47,683
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		51,533			48,431
Changes during
Additions		4,546			4,352
Dispositions		(443)			(1,250)
Ending Balance		55,636			51,533
Land and buildings [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[2]	59,024			56,924
Changes during
Additions		414			2,100	[2]
Dispositions		0			0
Ending Balance		59,438			59,024	[2]
Land and buildings [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[2]	30,501	8,409
Changes during
Ending Balance		28,579	7,880		30,501	[2]
Land and buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		28,523			26,372
Changes during
Additions		2,336			2,151
Dispositions		0			0
Ending Balance		30,859			28,523
New Logistics Center [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[2],[3]	7,885			541
Changes during
Additions	[3]	18,941			7,344
Dispositions	[3]	0			0	[2]
Ending Balance	[3]	26,826			7,885	[2]
New Logistics Center [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[2],[3]	7,885	2,174
Changes during
Ending Balance	[3]	26,826	7,396		7,885	[2]
New Logistics Center [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[3]	0			0
Changes during
Additions	[3]	0			0
Dispositions	[3]	0			0
Ending Balance	[3]	0			0
Machinery and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		11,105			9,177
Changes during
Additions		1,968			1,928
Dispositions		0			0
Ending Balance		13,073			11,105
Machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		5,101	1,406
Changes during
Ending Balance		6,593	1,789		5,101
Machinery and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,004			5,522
Changes during
Additions		476			482
Dispositions		0			0
Ending Balance		6,480			6,004
Motor vehicles [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		11,270			11,457
Changes during
Additions		332			1,192
Dispositions		(540)			(1,379)
Ending Balance		11,062			11,270
Motor vehicles [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,390	383
Changes during
Ending Balance		710	215		1,390
Motor vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		9,880			10,099
Changes during
Additions		915			1,031
Dispositions		(443)			(1,250)
Ending Balance		10,352			9,880
Computers [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		7,806			7,182
Changes during
Additions		1,692			624
Dispositions		0			0
Ending Balance		9,498			7,806
Computers [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,820	502
Changes during
Ending Balance		2,734	754		1,820
Computers [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		5,986			5,327
Changes during
Additions		778			659
Dispositions		0			0
Ending Balance		6,764			5,986
Office furniture and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,126			1,964
Changes during
Additions		199			162
Dispositions		0			0
Ending Balance		2,325			2,126
Office furniture and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		986	272
Changes during
Ending Balance		1,144	$ 325		986
Office furniture and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,140			1,111
Changes during
Additions		41			29
Dispositions		0			0
Ending Balance		₪ 1,181			₪ 1,140

[1]	Convenience Translation into US Dollars.
[2]	Reclassified
[3]	Under construction